Subsequent Events (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Jul. 15, 2022	Jul. 08, 2022	Apr. 18, 2022	Mar. 02, 2022	Feb. 04, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services								$ 135,000	$ 307,679	$ 398,466
Secured note principal amount						$ 874,728	$ 1,020,139		874,728
Principal amount						$ 500,000	500,000		$ 500,000
Note Modification Agreement [Member] | FR Holdings, LLC [Member]
Subsequent Event [Line Items]
Secured note					$ 750,000.00
Consulting fee					500,000.00
Secured note principal amount					1,250,000.00
Payments for debt					357,342.88
Principal amount					$ 900,000
Debt percentage					7.00%
Payments terms description					Future payments shall be calculated on a 20-year amortization with a balloon payment in three years
Debt Instrument, Periodic Payment				$ 6,977.69
Subsequent Event [Member] | MJH Research, Inc [Member]
Subsequent Event [Line Items]
Net assets and liabilities		$ 5,000
Businss acquisition consideration transferred to intellectual property		$ 1,955,000
Subsequent Event [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		100,000
Stock Issued During Period, Shares, New Issues		7,000,000
Subsequent Event [Member] | Note Modification Agreement [Member] | FR Holdings, LLC [Member]
Subsequent Event [Line Items]
Secured note					$ 750,000
Consulting fee					500,000
Secured note principal amount					1,250,000
Payments for debt					357,342.88
Principal amount					$ 900,000
Debt percentage					700.00%
Payments terms description					Future payments shall be calculated on a 20-year amortization with a balloon payment in three years.
Debt Instrument, Periodic Payment				$ 6,977.69
Three Directors [Member]
Subsequent Event [Line Items]
Shares issued						90,000
Stock Issued During Period, Value, Issued for Services						$ 24,300
Three Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	45,000		45,000
Stock Issued During Period, Value, Issued for Services	$ 12,128						$ 13,500